Schedule of Diluted Loss Per Share of Common Stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (261,565)	$ (154,420)	$ (400,232)	$ (414,045)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted loss per share – Class B	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.05)
Diluted loss per share - Class B	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	4,613,410	13,270,700	10,946,277	5,578,069
Denominator for diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	4,613,410	13,270,700	10,946,277	5,578,069
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted loss per share – Class B		$ (0.02)	$ (0.03)	$ (0.05)
Diluted loss per share - Class B		$ (0.02)	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period		3,162,500	2,313,390	3,162,500
Denominator for diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period		3,162,500	2,313,390	3,162,500